Summary of Significant Accounting Policies - Schedule of Useful Lives for Depreciable Assets (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	10 years
Minimum [Member] | Buildings [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	20 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	3 years
Minimum [Member] | Computer and Software [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	3 years
Minimum [Member] | Capitalized Software [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	5 years
Maximum [Member] | Buildings [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	39 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	7 years
Maximum [Member] | Computer and Software [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	5 years
Maximum [Member] | Capitalized Software [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Schedule of Useful Lives for Depreciable Assets [Line Items]
Property and Equipment, useful lives	7 years